Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Components of income (loss) from discontinued operations

	2011	2010	2009
Revenues	$105,834	$118,573	$128,659

Income (loss) from discontinued operations before income tax	(32,051)	(7,558)	26,724
Income tax expense (benefit)	(9,083)	(2,505)	9,825
Gain on disposition, net of tax of $2,425, $359 and $766 in 2011, 2010 and 2009, respectively.	6,133	724	1,318

Income (loss) from discontinued operations, net of tax	$(16,835)	$(4,329)	$18,217

Assets and liabilities of disposal groups

	2011	2010
Accounts receivable, net	$16,342	$30,265
Prepaid expenses	1,900	1,403
Inventory and other current assets	2,371	11,521

Current assets of discontinued operations	$20,613	$43,189

Property, plant and equipment, net	170,222	229,600
Goodwill	9,740	20,595
Intangible and other long-term assets, net	3,875	7,784

Long-term assets of discontinued operations	$183,837	$257,979

Accounts payable	$1,231	$3,204
Accrued expenses	13,421	15,068
Current maturities of long-term debt	810	810

Current liabilities of discontinued operations	$15,462	$19,082

Long-term debt	$11,736	$12,546